UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

December 31, 2008

1.811315.104

CFM-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 46.6%
Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.4%
Bank of America NA
2/11/09	3.00%	$ 1,000,000	$ 1,000,000
PNC Bank NA, Pittsburgh
4/1/09	3.08	1,000,000	1,000,000
			2,000,000
London Branch, Eurodollar, Foreign Banks - 14.7%
Australia & New Zealand Banking Group Ltd.
1/7/09	2.10	2,000,000	2,000,000
Commonwealth Bank of Australia
1/15/09 to 2/4/09	2.76 to 2.90	3,000,000	3,000,000
Credit Agricole SA
2/2/09 to 4/1/09	1.82 to 3.22	18,000,000	18,000,000
Credit Industriel et Commercial
1/12/09 to 3/16/09	2.40 to 3.20	19,000,000	19,000,000
ING Bank NV
2/23/09	1.25	7,000,000	7,000,000
National Australia Bank Ltd.
1/16/09 to 3/23/09	1.25 to 2.56	8,000,000	8,000,000
Royal Bank of Scotland PLC
1/16/09	3.12	5,000,000	5,000,021
UniCredit SpA
1/26/09 to 3/19/09	1.25 to 2.70	20,000,000	20,000,000
			82,000,021
New York Branch, Yankee Dollar, Foreign Banks - 31.5%
Abbey National Treasury Services PLC
2/19/09	2.44 (c)	1,000,000	1,000,000
Banco Santander SA
1/14/09 to 2/2/09	2.49 to 3.19	4,000,000	4,000,000
Bank of Montreal
1/7/09 to 3/5/09	1.02 to 2.55 (c)	12,000,000	12,000,000
Bank of Nova Scotia
1/13/09 to 3/5/09	2.05 to 5.05 (c)	12,000,000	12,000,000
Bank of Scotland PLC
1/6/09	2.37 (c)	5,000,000	5,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
1/15/09 to 2/24/09	1.00 to 2.30	11,000,000	11,000,000
Barclays Bank PLC
1/5/09 to 2/26/09	2.25 to 3.13 (c)	18,000,000	18,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
BNP Paribas SA
2/17/09 to 4/20/09	2.75 to 3.12%	$ 11,000,000	$ 11,000,000
Calyon SA
2/9/09	3.15	3,000,000	3,000,000
Canadian Imperial Bank of Commerce
2/9/09 to 3/30/09	1.20 to 2.25	6,000,000	6,000,000
Credit Suisse First Boston
2/11/09	2.59 (c)	3,000,000	3,000,000
Deutsche Bank AG
1/5/09 to 3/3/09	2.31 to 4.42 (c)	9,000,000	9,000,000
Intesa Sanpaolo SpA
1/2/09 to 3/9/09	1.11 to 3.15 (c)	13,000,000	12,999,983
Natixis SA
1/5/09 to 1/20/09	1.10 to 2.00	9,000,000	9,000,000
Rabobank Nederland
4/14/09 to 4/20/09	2.63 to 2.75	2,000,000	2,000,000
Royal Bank of Canada
1/2/09 to 2/19/09	2.00 to 4.30 (c)	9,000,000	9,000,000
Royal Bank of Scotland PLC
1/26/09 to 3/9/09	1.02 to 3.15 (c)	22,000,000	22,000,000
San Paolo IMI SpA
4/21/09	3.15	2,000,000	2,000,000
Societe Generale
1/23/09	1.75	8,000,000	8,000,000
Svenska Handelsbanken AB
2/26/09 to 3/11/09	2.00 to 2.52 (c)	3,000,000	3,000,038
Toronto-Dominion Bank
4/7/09 to 6/16/09	2.10 to 2.50	13,000,000	13,000,000
			176,000,021
TOTAL CERTIFICATES OF DEPOSIT			260,000,042
Commercial Paper - 22.2%

American Honda Finance Corp.
2/12/09	2.01	1,000,000	997,667
Atlantic Asset Securitization Corp.
1/13/09 to 3/9/09	0.50 to 2.67	10,000,000	9,989,982
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA (London Branch)
1/8/09 to 2/27/09	2.03 to 3.17%	$ 23,000,000	$ 22,941,266
CVS Caremark Corp.
6/10/09	6.10	2,000,000	2,000,000
Dakota Notes (Citibank Credit Card Issuance Trust)
1/20/09 to 2/12/09	1.60 to 2.65	6,000,000	5,990,947
Danske Corp.
3/23/09	1.34	1,000,000	996,985
DnB NOR Bank ASA
1/6/09 to 3/23/09	1.37 to 2.51	6,000,000	5,989,404
Dow Chemical Co.
1/2/09	5.26	1,000,000	999,854
Emerald Notes (BA Credit Card Trust)
1/5/09 to 2/2/09	1.30 to 2.51	9,000,000	8,994,104
General Electric Capital Corp.
2/3/09	2.90	2,000,000	1,994,757
Ingersoll-Rand Global Holding Co. Ltd.
1/5/09 to 1/8/09	5.51	3,000,000	2,997,556
Intesa Funding LLC
2/2/09	2.17	3,000,000	2,994,240
Kitty Hawk Funding Corp.
1/9/09 to 2/2/09	0.35 to 4.30	7,000,000	6,994,233
Natexis Banques Populaires US Finance Co. LLC
1/16/09	1.25	4,000,000	3,997,917
Nationwide Building Society
1/22/09 to 1/23/09	3.40	3,000,000	2,994,062
Nokia Corp.
1/8/09	2.10	1,000,000	999,592
Palisades Notes (Citibank Omni Master Trust)
1/6/09	0.70	3,000,000	2,999,708
Salisbury Receivables Co. LLC
1/8/09 to 2/2/09	1.05 to 1.55	7,000,000	6,994,858
Santander Finance, Inc.
2/25/09	3.15	1,000,000	995,264
Sheffield Receivables Corp.
1/9/09 to 2/10/09	1.00 to 2.31	8,000,000	7,993,460
Textron, Inc.
1/8/09	6.53	1,000,000	998,736
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Thames Asset Global Securities No. 1, Inc.
1/7/09 to 1/26/09	0.50 to 4.55%	$ 10,000,000	$ 9,994,893
Toronto Dominion Holdings (USA)
6/15/09	2.14	1,000,000	990,306
Toyota Motor Credit Corp.
2/23/09	1.40	1,000,000	997,939
Transocean Ltd.
1/2/09	5.16	1,000,000	999,857
UniCredito Italiano Bank (Ireland) PLC
2/10/09 to 3/18/09	3.15 to 3.20	7,000,000	6,966,256
Variable Funding Capital Co. LLC
1/7/09	1.00	2,000,000	1,999,667
TOTAL COMMERCIAL PAPER			123,803,510
Federal Agencies - 4.8%

Fannie Mae - 2.0%
2/12/09 to 9/25/09	2.03 to 3.37 (c)	11,535,000	11,416,607
Federal Home Loan Bank - 1.7%
1/1/09 to 4/14/09	0.53 to 3.88 (c)	9,625,000	9,621,900
Freddie Mac - 1.1%
1/20/09 to 1/21/09	0.49 to 0.85 (c)	6,000,000	5,999,856
TOTAL FEDERAL AGENCIES			27,038,363
U.S. Treasury Obligations - 2.0%

U.S. Treasury Bills - 2.0%
7/2/09 to 10/22/09	1.01 to 1.41	11,000,000	10,917,648
Bank Notes - 0.5%

Bank of America NA
2/6/09	2.91% (c)	3,000,000	3,000,000
Master Notes - 0.4%

Asset Funding Co. III LLC
1/14/09	5.17 (c)(d)	2,000,000	2,000,000
Medium-Term Notes - 22.4%
Due Date	Yield (a)	Principal Amount	Value
Allstate Life Global Funding Trusts
3/20/09	1.78% (c)	$ 1,000,000	$ 1,000,000
American Honda Finance Corp.
2/5/09 to 3/18/09	1.98 to 2.99 (b)(c)	2,000,000	2,000,000
AT&T, Inc.
8/5/09	4.50 (b)(c)	5,000,000	5,000,000
Bank of America NA
1/3/09	4.35 (c)	5,000,000	5,000,000
Bank of Montreal
1/5/09	2.39 (b)(c)	5,500,000	5,493,520
BNP Paribas SA
2/13/09	2.45 (c)	11,000,000	11,000,000
BP Capital Markets PLC
3/11/09	2.28 (c)	3,000,000	3,000,000
Caja Madrid SA
1/20/09	4.65 (b)(c)	3,000,000	3,000,000
Commonwealth Bank of Australia
1/3/09	4.35 (b)(c)	5,000,000	5,000,000
Compagnie Financiere du Credit Mutuel
3/9/09	2.40 (b)(c)	2,000,000	2,000,000
General Electric Capital Corp.
1/7/09 to 1/26/09	0.50 to 1.94 (c)	16,000,000	16,000,000
ING USA Annuity & Life Insurance Co.
3/24/09	1.73 (c)(d)	2,000,000	2,000,000
Jackson National Life Insurance Co.
3/9/09	2.69 (b)(c)	1,000,000	1,000,000
Lloyds TSB Group PLC
2/7/09	2.81 (b)(c)	3,000,000	3,000,000
Metropolitan Life Global Funding I
1/6/09	1.93 (b)(c)	2,626,000	2,626,000
National Australia Bank Ltd.
3/6/09	2.41 (b)(c)	3,000,000	3,000,000
New York Life Insurance Co.
2/27/09 to 3/30/09	1.63 to 2.35 (c)(d)	7,000,000	7,000,000
Nordea Bank AB
1/26/09	3.89 (b)(c)	3,000,000	3,000,000
Pacific Life Global Funding
1/5/09	1.97 (b)(c)	2,000,000	2,000,042
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
PNC Bank NA, Pittsburgh
2/4/09	3.27% (c)	$ 1,000,000	$ 1,000,000
Royal Bank of Canada
1/15/09	1.60 (b)(c)	4,000,000	4,000,000
Security Life of Denver Insurance Co.
2/28/09	2.44 (c)(d)	1,000,000	1,000,000
Svenska Handelsbanken AB
1/6/09	4.42 (b)(c)	4,000,000	4,000,000
Verizon Communications, Inc.
3/15/09	2.10 (c)	4,000,000	4,000,000
Wells Fargo & Co.
1/15/09	1.35 (b)(c)	10,000,000	10,000,000
5/1/09	3.55 (c)	2,000,000	2,000,333
WestLB AG
1/12/09	1.90 (b)(c)	3,000,000	3,000,000
Westpac Banking Corp.
1/14/09 to 3/4/09	2.43 to 5.12 (b)(c)	12,000,000	11,998,707
1/9/09	2.22 (c)	2,000,000	2,000,026
TOTAL MEDIUM-TERM NOTES			125,118,628
Repurchase Agreements - 1.0%
	Maturity Amount
In a joint trading account at 0.07% dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) #	$ 570,002	570,000
With Barclays Capital, Inc. at:
2.35%, dated 11/25/08 due 1/27/09 (Collateralized by Equity Securities valued at $1,102,730)	1,004,113	1,000,000
2.5%, dated 11/10/08 due 1/8/09 (Collateralized by Equity Securities valued at $4,416,196)	4,016,389	4,000,000
TOTAL REPURCHASE AGREEMENTS		5,570,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $557,448,191)		557,448,191
NET OTHER ASSETS - 0.1%		485,594
NET ASSETS - 100%		$ 557,933,785
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,118,269 or 12.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,000,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC 5.17%, 1/14/09	7/11/08	$ 2,000,000
ING USA Annuity & Life Insurance Co. 1.73%, 3/24/09	6/23/05	$ 2,000,000
New York Life Insurance Co.: 1.63%, 3/30/09	3/28/08	$ 5,000,000
2.35%, 2/27/09	5/12/08	$ 2,000,000
Security Life of Denver Insurance Co. 2.44%, 2/28/09	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$570,000 due 1/02/09 at 0.07%
Banc of America Securities LLC	$ 132,387
Bank of America, NA	165,227
Barclays Capital, Inc.	3,310
Deutsche Bank Securities, Inc.	19,863
Goldman, Sachs & Co.	187,970
ING Financial Markets LLC	23,173
J.P. Morgan Securities, Inc.	16,552
RBC Capital Markets Corp.	4,966
Societe Generale, New York Branch	16,552
$ 570,000
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 557,448,191	$ -	$ 557,448,191	$ -
Income Tax Information
At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $557,448,191.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a - 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Central Fund

December 31, 2008

1.823993.103

USC-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.1%
	Principal Amount	Value
FINANCIALS - 2.9%
Commercial Banks - 1.9%
DBS Bank Ltd. (Singapore) 2.3688% 5/16/17 (b)(e)	$ 6,834,000	$ 5,125,500
HSBC Holdings PLC 4.4075% 10/6/16 (e)	6,664,000	5,651,125
Manufacturers & Traders Trust Co. 5.3825% 4/1/13 (b)(e)	4,235,000	3,337,180
Santander Issuances SA Unipersonal 1.885% 6/20/16 (b)(e)	20,503,000	14,905,189
Sovereign Bank 4.9025% 8/1/13 (e)	9,611,000	5,910,765
		34,929,759
Diversified Financial Services - 0.5%
BTM Curacao Holding NV 1.8975% 12/19/16 (b)(e)	11,105,000	8,555,781
Thrifts & Mortgage Finance - 0.5%
Capmark Financial Group, Inc. 3.0375% 5/10/10 (e)	2,298,000	1,173,090
Independence Community Bank Corp. 3.585% 6/20/13 (e)	12,192,000	8,321,040
		9,494,130
TOTAL FINANCIALS		52,979,670
INDUSTRIALS - 1.0%
Airlines - 0.3%
American Airlines, Inc. 7.25% 2/5/09	5,126,000	5,087,555
Building Products - 0.7%
Masco Corp. 2.3988% 3/12/10 (e)	15,693,000	12,268,317
TOTAL INDUSTRIALS		17,355,872
INFORMATION TECHNOLOGY - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
National Semiconductor Corp. 2.2463% 6/15/10 (e)	18,218,000	15,442,378
UTILITIES - 0.3%
Multi-Utilities - 0.3%
NiSource Finance Corp. 2.7231% 11/23/09 (e)	6,882,000	6,201,026
TOTAL NONCONVERTIBLE BONDS (Cost $118,941,552)		91,978,946
U.S. Government Agency Obligations - 0.3%

Federal Home Loan Bank 0% 1/6/09 (c) (Cost $4,999,993)	5,000,000	5,000,000
Asset-Backed Securities - 46.3%
	Principal Amount	Value
Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8213% 1/25/35 (e)(g)	$ 594,460	$ 466,930
Series 2005-1 Class M1, 0.9413% 4/25/35 (e)(g)	10,956,000	7,760,831
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2213% 7/25/36 (e)(g)	4,902,000	67,157
Class M8, 1.3213% 7/25/36 (e)(g)	2,429,000	26,476
Class M9, 2.1713% 7/25/36 (e)(g)	1,605,000	13,867
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5963% 6/25/33 (e)(g)	18,031	12,526
Class M2, 3.0963% 6/25/33 (e)(g)	731,000	478,783
Series 2004-HE1 Class M1, 0.9713% 2/25/34 (e)(g)	1,821,934	1,562,175
Series 2004-OP1 Class M1, 0.9913% 4/25/34 (e)(g)	3,652,930	2,272,499
Series 2005-HE2 Class M2, 0.9213% 4/25/35 (e)(g)	1,541,000	964,572
Series 2005-SD1 Class A1, 0.8713% 11/25/50 (e)(g)	202,398	156,324
Series 2006-HE2:
Class M3, 0.8113% 5/25/36 (e)(g)	2,130,000	94,846
Class M4, 0.8713% 5/25/36 (e)(g)	1,800,000	60,570
Class M5, 0.9113% 5/25/36 (e)(g)	2,617,000	67,021
Series 2006-OP1:
Class M4, 0.8413% 4/25/36 (e)(g)	1,000,000	46,129
Class M5, 0.8613% 4/25/36 (e)(g)	950,000	35,198
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.9875% 10/20/14 (e)	6,993,000	1,398,600
Series 2007-A4 Class A4, 0.5375% 4/22/13 (e)	25,629,000	19,734,330
Series 2007-B1 Class B, 0.7575% 12/22/14 (e)	14,801,000	7,400,500
ALG Student Loan Trust I Series 2006-1 Class A1, 3.5263% 10/28/18 (b)(e)	6,701,293	6,524,339
American Express Credit Account Master Trust Series 2004-C Class C, 1.695% 2/15/12 (b)(e)	1,458,347	1,219,306
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	4,883,397	4,803,280
Ameriquest Mortgage Securities, Inc.:
Series 2003-10 Class M1, 1.1713% 12/25/33 (e)(g)	1,006,405	653,843
Series 2004-R10 Class M1, 1.1713% 11/25/34 (e)(g)	3,985,000	2,455,137
Series 2004-R11 Class M1, 1.1313% 11/25/34 (e)(g)	3,784,000	2,474,738
Series 2004-R2:
Class M1, 0.9013% 4/25/34 (e)(g)	1,508,000	995,822
Class M3, 1.0213% 4/25/34 (e)(g)	1,005,962	519,957
Series 2005-R1 Class M1, 0.9213% 3/25/35 (e)(g)	5,536,000	3,639,870
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2005-R10 Class A2B, 0.6913% 12/25/35 (e)(g)	$ 5,316,020	$ 4,146,496
Series 2005-R2 Class M1, 0.9213% 4/25/35 (e)(g)	12,131,000	7,958,998
Series 2006-M3 Class M7, 1.3213% 10/25/36 (e)(g)	4,725,000	36,902
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8013% 6/25/32 (e)(g)	1,060,715	786,918
Argent Securities, Inc.:
Series 2003-W7 Class A2, 1.785% 3/1/34 (e)(g)	281,620	207,321
Series 2004-W11 Class M2, 1.1713% 11/25/34 (e)(g)	3,297,000	1,820,662
Series 2004-W5 Class M1, 1.0713% 4/25/34 (e)(g)	3,990,000	2,733,489
Series 2004-W7:
Class M1, 1.0213% 5/25/34 (e)(g)	3,490,000	1,751,859
Class M2, 1.0713% 5/25/34 (e)(g)	3,050,000	2,025,420
Series 2006-M1 Class M7, 1.4713% 7/25/36 (e)(g)	5,600,000	58,016
Series 2006-M2 Class M7, 1.3713% 9/25/36 (e)(g)	11,580,000	90,440
Series 2006-W4 Class A2C, 0.6313% 5/25/36 (e)(g)	9,119,000	4,909,061
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 0.8913% 12/25/34 (e)(g)	8,426,106	4,859,375
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2513% 10/25/36 (e)(g)	7,655,000	134,919
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 2.44% 6/15/33 (e)(g)	1,460,072	831,035
Series 2003-HE6 Class M1, 1.1213% 11/25/33 (e)(g)	3,152,000	1,895,421
Series 2004-HE2 Class M1, 1.0213% 4/25/34 (e)(g)	15,680,000	9,329,501
Series 2004-HE3:
Class M1, 1.0113% 6/25/34 (e)(g)	1,388,000	813,085
Class M2, 1.5913% 6/25/34 (e)(g)	2,584,549	1,614,617
Series 2004-HE6 Class A2, 0.8313% 6/25/34 (e)(g)	2,448,295	1,799,879
Series 2006-HE6:
Class M7, 1.2713% 11/25/36 (e)(g)	2,420,000	42,411
Class M9, 2.6213% 11/25/36 (e)(g)	6,465,000	73,943
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (a)(b)(e)	20,000,000	2
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 1.275% 3/15/12 (e)	20,174,000	16,637,462
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.1013% 5/28/44 (e)(g)	1,989,640	1,341,265
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.1463% 2/28/44 (e)(g)	3,857,009	2,627,001
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9213% 9/25/35 (e)(g)	$ 666,992	$ 600,397
Series 2005-FR1 Class M1, 0.9713% 6/25/35 (e)(g)	5,690,000	4,210,297
Series 2005-HE2 Class M1, 0.9713% 2/25/35 (e)(g)	8,967,758	5,421,528
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (e)	13,496,540	11,978,854
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 1.57% 6/15/10 (e)	5,617,000	5,489,741
Capital One Auto Finance Trust Series 2006-C Class A3B, 1.205% 7/15/11 (e)	2,926,820	2,743,437
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 1.485% 4/15/13 (b)(e)	17,086,000	10,408,357
Capital Trust Ltd. Series 2004-1:
Class A2, 0.9575% 7/20/39 (b)(e)	2,688,000	725,760
Class B, 1.2575% 7/20/39 (b)(e)	1,550,000	232,500
Class C, 1.6075% 7/20/39 (b)(e)	1,994,000	199,400
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7713% 7/25/36 (e)(g)	6,703,000	243,386
Series 2006-NC2 Class M7, 1.3213% 6/25/36 (e)(g)	2,500,000	44,250
Series 2006-RFC1 Class M9, 2.3413% 5/25/36 (e)(g)	1,095,000	26,105
Series 2007-RFC1 Class A3, 0.6113% 12/25/36 (e)(g)	10,591,000	4,660,040
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.6875% 5/20/17 (b)(e)	1,710,703	1,233,420
Chase Issuance Trust Series 2004-3 Class C, 1.665% 6/15/12 (e)	3,118,000	2,747,623
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	2,404,104	1,322,257
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8813% 12/25/33 (b)(e)(g)	2,340,386	1,948,372
Series 2006-AMC1 Class M7, 1.2913% 9/25/36 (e)(g)	4,445,000	74,787
Series 2007-AMC4 Class M1, 0.7413% 5/25/37 (e)(g)	4,497,000	195,305
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 1.255% 7/15/12 (b)(e)	7,688,000	7,465,282
Class B, 1.475% 7/15/12 (b)(e)	7,688,000	7,039,742
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)(g)	1,940,612	120,318
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 0.9013% 5/25/33 (e)(g)	307,518	206,882
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3:
Class 3A4, 0.7213% 8/25/34 (e)(g)	$ 1,166,530	$ 891,848
Class M1, 0.9713% 6/25/34 (e)(g)	3,887,000	2,538,574
Class M4, 1.4413% 4/25/34 (e)(g)	939,025	443,227
Series 2004-4:
Class A, 0.8413% 8/25/34 (e)(g)	258,274	159,362
Class M2, 1.0013% 6/25/34 (e)(g)	3,454,436	2,316,180
Series 2005-1:
Class M1, 0.8913% 8/25/35 (e)(g)	3,012,000	1,896,783
Class MV2, 0.9113% 7/25/35 (e)(g)	8,308,000	5,970,043
Series 2005-3 Class MV1, 0.8913% 8/25/35 (e)(g)	14,566,000	9,072,735
Series 2005-AB1 Class A2, 0.6813% 8/25/35 (e)(g)	3,100,305	2,546,126
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (b)	1,037,371	927,312
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 0.7413% 5/25/36 (b)(e)	6,474,273	3,334,250
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 0.5313% 10/25/36 (e)(g)	3,154,232	2,755,894
Discover Card Master Trust I:
Series 2006-1 Class B1, 1.345% 8/16/11 (e)	12,498,000	12,033,237
Series 2006-2 Class B1, 1.315% 1/17/12 (e)	17,086,000	14,673,459
Series 2007-1 Class B, 1.295% 8/15/12 (e)	17,086,000	12,717,689
DT Auto Owner Trust Series 2007-A Class A2, 5.53% 8/15/10 (b)	2,027,933	2,007,653
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 3.5349% 5/28/35 (e)	228,646	127,959
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6463% 8/25/34 (e)(g)	1,709,000	904,086
Series 2006-3 Class 2A3, 0.6313% 11/25/36 (e)(g)	26,449,000	10,182,865
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2963% 3/25/34 (e)(g)	143,342	87,384
Series 2006-FF12 Class A2, 0.5113% 9/25/36 (e)(g)	3,690,266	3,366,507
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	1,515,772	1,481,437
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 1.645% 6/15/11 (e)	11,896,000	8,327,200
Series 2006-4 Class B, 1.745% 6/15/13 (e)	4,541,000	3,178,700
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1463% 2/25/34 (e)(g)	423,595	226,425
Class M2, 1.2213% 2/25/34 (e)(g)	724,000	512,862
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2004-A Class M1, 1.2963% 1/25/34 (e)(g)	$ 7,229,615	$ 5,048,185
Series 2005-A:
Class M1, 0.9013% 1/25/35 (e)(g)	746,791	461,089
Class M2, 0.9313% 1/25/35 (e)(g)	10,316,000	6,194,684
Class M3, 0.9613% 1/25/35 (e)(g)	5,574,000	3,464,342
Class M4, 1.1513% 1/25/35 (e)(g)	2,136,000	875,704
Series 2006-A:
Class M4, 0.8713% 5/25/36 (e)(g)	5,315,000	123,521
Class M5, 0.9713% 5/25/36 (e)(g)	2,847,000	52,100
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 2.5375% 9/25/30 (b)(e)	13,840,000	9,420,888
GE Business Loan Trust Series 2003-1 Class A, 1.625% 4/15/31 (b)(e)	2,126,248	1,318,274
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 1.305% 9/17/12 (e)	5,229,000	3,660,300
Class C, 1.435% 9/17/12 (e)	4,066,000	2,642,900
Series 2007-1 Class C, 1.465% 3/15/13 (e)	27,889,000	17,239,535
GSAMP Trust:
Series 2002-HE Class M1, 2.3825% 11/20/32 (e)(g)	3,732,233	1,725,205
Series 2003-FM1 Class M1, 1.7375% 3/20/33 (e)(g)	7,173,090	4,315,346
Series 2004-AR1 Class M1, 1.1213% 6/25/34 (e)(g)	12,887,000	7,358,840
Series 2004-FM1 Class M1, 1.4463% 11/25/33 (e)(g)	2,395,051	1,375,678
Series 2004-FM2 Class M1, 1.2213% 1/25/34 (e)(g)	6,235,939	3,699,245
Series 2004-HE1 Class M1, 1.0213% 5/25/34 (e)(g)	3,374,287	2,017,876
Series 2007-HE1 Class M1, 0.7213% 3/25/47 (e)(g)	5,347,000	268,580
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8113% 11/25/34 (e)(g)	93,182	61,451
Series 2005-MTR1 Class A1, 0.6113% 10/25/35 (e)	2,630,014	2,441,392
Series 2006-FM1 Class M3, 0.8213% 4/25/36 (e)(g)	2,534,000	53,214
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5513% 5/25/30 (b)(e)	3,877,783	1,745,002
Series 2006-3:
Class B, 0.8713% 9/25/46 (b)(e)	3,848,000	615,680
Class C, 1.0213% 9/25/46 (b)(e)	8,970,000	1,076,400
Helios Finance L.P. Series 2007-S1 Class B1, 1.2057% 10/20/14 (b)(e)	20,699,000	10,602,150
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3513% 2/25/33 (e)(g)	2,360	1,488
Series 2003-3 Class M1, 1.7613% 8/25/33 (e)(g)	6,056,232	3,875,303
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2003-4 Class M1, 1.6713% 10/25/33 (e)(g)	$ 1,739,963	$ 1,156,618
Series 2003-5:
Class A2, 1.1713% 12/25/33 (e)(g)	193,475	134,949
Class M1, 1.5213% 12/25/33 (e)(g)	2,066,133	1,436,533
Series 2003-7 Class A2, 1.2313% 3/25/34 (e)(g)	9,738	5,525
Series 2003-8 Class M1, 1.5513% 4/25/34 (e)(g)	3,059,843	1,762,589
Series 2004-3 Class M2, 2.1713% 8/25/34 (e)(g)	2,095,522	1,274,708
Series 2004-7 Class A3, 0.8613% 1/25/35 (e)(g)	3,601	2,372
Series 2005-1 Class M1, 0.9013% 5/25/35 (e)(g)	8,583,258	6,498,461
Series 2005-3 Class M1, 0.8813% 8/25/35 (e)(g)	6,116,936	5,536,590
Series 2005-5 Class 2A2, 0.7213% 11/25/35 (e)(g)	2,664,533	2,096,601
Series 2006-1 Class 2A3, 0.6963% 4/25/36 (e)(g)	24,828,613	18,869,746
Series 2006-7 Class M4, 0.8513% 1/25/37 (e)(g)	6,740,000	49,792
Household Home Equity Loan Trust Series 2004-1 Class M, 1.0275% 9/20/33 (e)(g)	1,669,926	1,175,499
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 1.335% 6/15/12 (e)	13,219,000	11,132,064
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 1.9125% 1/20/35 (e)(g)	4,562,617	2,850,225
Class M2, 1.9425% 1/20/35 (e)(g)	3,422,423	2,084,075
Series 2005-3 Class A1, 1.7125% 1/20/35 (e)(g)	2,433,248	1,666,775
Series 2006-2:
Class M1, 0.7775% 3/20/36 (e)(g)	3,836,950	2,010,000
Class M2, 0.7975% 3/20/36 (e)(g)	6,344,651	3,094,001
Series 2006-3 Class A1V, 0.5875% 3/20/36 (e)(g)	4,949,049	4,682,904
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6613% 1/25/37 (e)(g)	7,274,000	3,042,956
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6013% 11/25/36 (e)(g)	7,304,000	2,238,676
Class MV1, 0.7013% 11/25/36 (e)(g)	5,933,000	1,230,979
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (e)	6,514,696	6,433,901
Series 2006-A Class 2A1, 3.7988% 9/27/21 (e)	4,424,685	4,044,216
Lancer Funding Ltd. Series 2006-1A Class A3, 5.9075% 4/6/46 (b)(e)	1,555,808	15,558
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7013% 6/25/33 (e)(g)	12,774,894	6,691,227
Series 2004-2:
Class M1, 1.0013% 6/25/34 (e)(g)	3,652,000	2,253,851
Class M2, 1.5513% 6/25/34 (e)(g)	2,789,000	2,075,121
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-9:
Class M4, 0.8413% 11/25/36 (e)(g)	$ 4,170,000	$ 55,294
Class M5, 0.8713% 11/25/36 (e)(g)	6,087,543	46,570
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7313% 10/25/36 (e)(g)	2,640,000	146,282
Series 2006-NC2 Class M7, 1.2213% 9/25/36 (e)(g)	4,790,000	33,578
Series 2007-HE1 Class M1, 0.7713% 5/25/37 (e)(g)	4,611,000	211,322
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 1.2963% 7/25/34 (e)(g)	144,677	20,987
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1713% 7/25/34 (e)(g)	3,605,845	2,343,781
Series 2003-OPT1 Class M1, 1.1213% 7/25/34 (e)(g)	998,584	637,486
Series 2006-FM1 Class A2B, 0.5813% 4/25/37 (e)(g)	15,283,000	12,714,058
Series 2006-OPT1 Class A1A, 0.7313% 6/25/35 (e)(g)	9,974,147	6,944,500
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1213% 12/27/32 (e)(g)	262,450	176,842
Series 2003-NC7 Class M1, 1.5213% 6/25/33 (e)(g)	3,183,911	1,758,302
Series 2003-NC8 Class M1, 1.5213% 9/25/33 (e)(g)	2,452,746	1,494,431
Series 2004-HE6 Class A2, 0.8113% 8/25/34 (e)(g)	337,063	204,369
Series 2004-NC2 Class M1, 1.2963% 12/25/33 (e)(g)	6,052,809	3,764,493
Series 2005-HE1 Class M2, 0.9413% 12/25/34 (e)(g)	2,866,000	1,804,670
Series 2005-HE2 Class M1, 0.8713% 1/25/35 (e)(g)	2,593,000	1,579,044
Series 2005-NC1 Class M1, 0.9113% 1/25/35 (e)(g)	2,349,000	1,322,165
Series 2005-NC2 Class B1, 1.6413% 3/25/35 (e)(g)	3,000,000	1,009,472
Series 2006-HE3 Class B1, 1.3713% 4/25/36 (e)(g)	2,900,000	32,393
Series 2006-NC4:
Class M4, 0.8213% 6/25/36 (e)(g)	2,000,000	48,560
Class M6, 0.9213% 6/25/36 (e)(g)	1,000,000	17,120
Series 2007-HE2 Class A2A, 0.5113% 1/25/37 (e)(g)	753,155	617,598
Series 2007-HE4 Class A2A, 0.5813% 2/25/37 (e)(g)	752,444	595,858
Series 2007-NC3 Class A2A, 0.5313% 5/25/37 (e)(g)	360,954	297,103
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9713% 1/25/32 (e)(g)	154,821	69,690
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-AM3 Class A3, 1.4513% 2/25/33 (e)(g)	$ 602,864	$ 512,905
Series 2002-HE2 Class M1, 1.9713% 8/25/32 (e)(g)	4,015,130	2,578,910
Series 2002-NC1 Class M1, 1.6713% 2/25/32 (b)(e)(g)	3,355,443	2,022,443
Series 2002-NC3:
Class A3, 1.1513% 8/25/32 (e)(g)	202,500	136,507
Class M1, 1.5513% 8/25/32 (e)(g)	382,660	200,508
Series 2003-NC1 Class M1, 2.0463% 11/25/32 (e)(g)	2,441,144	1,535,385
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8813% 4/25/36 (e)(g)	2,000,000	33,080
Series 2007-2 Class A1, 0.5713% 4/25/37 (e)(g)	503,704	426,979
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5013% 9/25/19 (e)	9,299,484	8,120,852
Series 2006-4 Class A1, 0.5013% 3/25/25 (e)	6,976,418	5,695,255
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5513% 1/25/34 (e)(g)	6,994,072	4,586,518
Series 2005-4 Class M2, 0.9813% 9/25/35 (e)(g)	8,384,000	2,975,407
Series 2005-D Class M2, 0.9413% 2/25/36 (e)(g)	1,747,000	528,667
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36 (g)	1,756,717	1,713,865
Series 2006-FM2 Class M7, 1.2713% 7/25/36 (e)(g)	5,710,000	54,416
Series 2006-HE2 Class A2, 0.5913% 3/25/36 (e)(g)	5,708,107	5,605,538
Ocala Funding LLC:
Series 2005-1A Class A, 2.0075% 3/20/10 (b)(e)	3,328,000	1,164,800
Series 2006-1A Class A, 1.9075% 3/20/11 (b)(e)	6,911,000	2,764,400
Option One Mortgage Loan Trust Series 2004-3 Class M3, 1.1213% 11/25/34 (e)(g)	2,021,000	1,211,659
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1513% 9/25/34 (e)(g)	1,636,000	751,240
Class M3, 1.7213% 9/25/34 (e)(g)	3,131,000	654,124
Class M4, 1.9213% 9/25/34 (e)(g)	4,015,000	134,008
Series 2004-WCW2 Class M3, 1.0213% 7/25/35 (e)(g)	2,354,000	195,907
Series 2004-WHQ2 Class M1, 1.0613% 2/25/35 (e)(g)	6,834,000	4,316,346
Series 2004-WWF1:
Class M2, 1.1513% 2/25/35 (e)(g)	9,449,000	5,576,077
Class M3, 1.2113% 2/25/35 (e)(g)	1,171,000	483,477
Series 2005-WCH1:
Class M2, 0.9913% 1/25/35 (e)(g)	4,532,000	1,920,786
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M3, 1.0313% 1/25/35 (e)(g)	$ 2,811,000	$ 895,319
Class M4, 1.3013% 1/25/35 (e)(g)	8,671,000	1,045,332
Series 2005-WHQ2:
Class M7, 1.7213% 5/25/35 (e)(g)	10,277,000	483,225
Class M9, 2.3513% 5/25/35 (e)(g)	3,475,000	111,409
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 0.8313% 9/25/36 (e)(g)	10,020,000	118,036
Class M5, 0.8613% 9/25/36 (e)(g)	4,995,000	46,803
Providian Master Note Trust Series 2006-C1A Class C1, 1.745% 3/16/15 (b)(e)	21,345,000	12,166,650
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2713% 4/25/33 (e)(g)	30,013	22,078
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2663% 3/25/35 (e)(g)	11,105,000	5,804,628
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.6575% 3/20/19 (b)(e)	6,655,040	5,324,032
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (e)	7,476,000	5,980,800
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 1.375% 8/15/11 (b)(e)	10,162,000	8,637,700
Class C, 1.575% 8/15/11 (b)(e)	4,634,000	3,475,500
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0713% 8/25/34 (e)(g)	1,441,838	999,143
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6213% 9/25/34 (e)(g)	918,946	435,573
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8313% 2/25/34 (e)(g)	806,528	354,998
Series 2006-BC3 Class M7, 1.2713% 10/25/36 (e)(g)	9,170,282	51,354
Series 2007-GEL1 Class A2, 0.6613% 1/25/37 (b)(e)(g)	7,688,000	2,562,666
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 1.295% 9/15/11 (e)	30,900,000	23,175,000
Class B, 1.475% 9/15/11 (e)	23,109,000	13,865,400
Series 2007-AE1:
Class A, 1.295% 1/15/12 (e)	5,749,000	4,311,750
Class B, 1.495% 1/15/12 (e)	5,002,000	3,001,200
Class C, 1.795% 1/15/12 (e)	6,216,000	1,864,800
Swift Master Auto Receivables Trust Series 2007-1 Class A, 1.295% 6/15/12 (e)	16,885,000	12,663,750
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9013% 9/25/34 (e)(g)	$ 169,326	$ 120,856
Series 2003-6HE Class A1, 0.9413% 11/25/33 (e)(g)	214,278	163,454
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 1.2913% 5/16/11 (b)(e)	16,629,000	14,714,034
Series 2006-2:
Class B, 1.345% 10/17/11 (e)	20,123,000	16,605,306
Class C, 1.545% 10/17/11 (e)	18,906,000	14,481,692
Series 2007-1 Class C, 1.565% 6/15/12 (e)	21,558,000	13,151,994
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)(g)	5,214,761	52,148
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8513% 10/25/36 (e)(g)	3,542,000	79,872
Class M7, 1.2713% 10/25/36 (e)(g)	2,564,000	26,762
WaMu Master Note Trust:
Series 2006-A3A Class A3, 1.225% 9/16/13 (b)(e)	32,279,000	25,823,196
Series 2006-C2A Class C2, 1.695% 8/15/15 (b)(e)	41,135,000	21,390,200
Series 2006-C3A Class C3A, 1.575% 10/15/13 (b)(e)	28,790,000	20,153,000
Series 2007-C1 Class C1, 1.595% 5/15/14 (b)(e)	25,053,000	15,031,800
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)(g)	44,512	0
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	240,660	237,464
Whinstone Capital Management Ltd. Series 1A Class B3, 4.435% 10/25/44 (b)(e)	10,514,334	1,577,150
World Omni Auto Receivables Trust Series 2007-B Class A2B, 1.515% 2/16/10 (e)	192,879	192,685
TOTAL ASSET-BACKED SECURITIES (Cost $1,494,097,689)		838,774,631
Collateralized Mortgage Obligations - 16.7%

Private Sponsor - 16.7%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 2.5388% 2/17/52 (b)(e)	3,934,000	2,950,500
Series 2006-2A:
Class 2B, 2.2688% 2/17/52 (b)(e)	13,844,000	12,733,711
Class 2M, 2.3488% 2/17/52 (b)(e)	9,415,000	8,252,153
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 5.2488% 4/12/56 (b)(e)	9,214,365	6,214,977
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.6029% 12/25/33 (e)	$ 398,278	$ 320,988
Series 2004-B Class 1A1, 6.433% 3/25/34 (e)	442,858	360,642
Series 2004-C Class 1A1, 5.9641% 4/25/34 (e)	857,680	699,274
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7513% 1/25/35 (e)	18,466,351	8,833,337
Series 2005-2 Class 1A1, 0.7213% 3/25/35 (e)	3,437,469	1,800,424
Series 2005-5 Class 1A1, 0.6913% 7/25/35 (e)	4,428,416	2,913,388
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8713% 5/25/33 (e)	675,960	625,995
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8713% 1/25/34 (e)	348,619	177,986
Series 2004-2 Class 7A3, 0.8713% 2/25/35 (e)	774,100	390,233
Series 2004-4 Class 5A2, 0.8713% 3/25/35 (e)	183,113	69,100
Series 2005-1 Class 5A2, 0.8013% 5/25/35 (e)	2,830,684	1,388,778
Series 2005-10:
Class 5A1, 0.7313% 1/25/36 (e)	4,468,453	2,463,783
Class 5A2, 0.7913% 1/25/36 (e)	2,010,645	1,109,682
Series 2005-2:
Class 6A2, 0.7513% 6/25/35 (e)	724,937	368,119
Class 6M2, 0.9513% 6/25/35 (e)	8,667,000	2,032,121
Series 2005-3 Class 8A2, 0.7113% 7/25/35 (e)	3,398,924	2,039,322
Series 2005-4 Class 7A2, 0.7013% 8/25/35 (e)	1,064,901	534,451
Series 2005-8 Class 7A2, 0.7513% 11/25/35 (e)	2,621,556	1,541,541
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2113% 5/25/34 (e)	133,337	74,758
Series 2004-AR5 Class 11A2, 1.2113% 6/25/34 (e)	209,607	108,400
Series 2004-AR6 Class 9A2, 1.2113% 10/25/34 (e)	951,438	476,325
Series 2004-AR7 Class 6A2, 1.2313% 8/25/34 (e)	297,566	139,883
Series 2004-AR8 Class 8A2, 0.8513% 9/25/34 (e)	182,858	101,278
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6313% 3/25/37 (e)	20,182,000	10,555,565
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.6713% 9/19/36 (e)	4,479,114	3,709,874
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (e)	342,206	201,317
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 4.6625% 10/18/54 (b)(e)	16,795,000	12,653,407
Class C2, 4.9725% 10/18/54 (b)(e)	5,630,000	2,865,194
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A: - continued
Class M2, 4.7525% 10/18/54 (b)(e)	$ 9,653,000	$ 7,124,138
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 2.6875% 11/20/56 (b)(e)	14,408,000	6,486,636
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.2888% 10/11/41 (b)(e)	18,299,000	13,647,842
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 0.6075% 12/20/54 (e)	28,585,343	15,721,939
Series 2006-1A:
Class A5, 0.5775% 12/20/54 (b)(e)	4,640,317	2,552,174
Class C2, 1.1075% 12/20/54 (b)(e)	35,316,000	5,297,400
Series 2006-2 Class C1, 0.9775% 12/20/54 (e)	31,451,000	4,717,650
Series 2006-3 Class C2, 1.0075% 12/20/54 (e)	6,604,000	990,600
Series 2006-4:
Class B1, 0.5975% 12/20/54 (e)	17,667,000	6,183,450
Class C1, 0.8875% 12/20/54 (e)	10,803,000	1,620,450
Class M1, 0.6775% 12/20/54 (e)	4,651,000	1,162,750
Series 2007-1:
Class 1C1, 0.8075% 12/20/54 (e)	10,914,000	1,637,100
Class 1M1, 0.6575% 12/20/54 (e)	7,100,000	1,775,000
Class 2C1, 0.9375% 12/20/54 (e)	4,981,000	747,150
Class 2M1, 0.7575% 12/20/54 (e)	9,116,000	2,279,000
Series 2007-2 Class 2C1, 1.3913% 12/17/54 (e)	12,631,000	1,894,650
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 5.9525% 1/20/44 (e)	2,529,200	632,300
Series 2004-3 Class 2A1, 1.665% 9/20/44 (e)	3,278,414	1,803,128
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.8013% 5/19/35 (e)	2,526,589	1,176,780
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 5.1425% 7/15/40 (b)(e)	3,579,000	2,505,300
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6013% 4/25/37 (e)(g)	11,610,036	8,536,673
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9213% 10/25/34 (e)	959,239	579,730
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2113% 3/25/35 (e)	1,576,936	925,651
Series 2005-1:
Class M4, 1.2213% 4/25/35 (e)	186,705	31,398
Class M5, 1.2413% 4/25/35 (e)	186,705	14,936
Class M6, 1.2913% 4/25/35 (e)	298,628	43,373
Series 2005-3 Class A1, 0.7113% 8/25/35 (e)	3,722,493	1,806,093
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-4 Class 1B1, 2.695% 5/25/35 (e)	$ 1,173,557	$ 63,079
Series 2005-6 Class 1M3, 1.0813% 10/25/35 (e)	1,018,923	101,892
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8613% 9/26/45 (b)(e)	3,061,190	1,532,627
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7413% 3/25/35 (e)	438,089	271,429
Series 2007-3 Class 22A2, 0.6813% 5/25/47 (e)	8,381,000	3,206,998
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6413% 2/25/37 (e)	10,658,855	4,307,373
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 1.365% 6/15/22 (b)(e)	1,222,000	931,775
Class C, 1.385% 6/15/22 (b)(e)	7,483,000	4,863,950
Class D, 1.395% 6/15/22 (b)(e)	2,879,000	1,669,820
Class E, 1.405% 6/15/22 (b)(e)	4,605,000	2,302,500
Class F, 1.435% 6/15/22 (b)(e)	8,303,000	3,736,350
Class G, 1.505% 6/15/22 (b)(e)	1,726,000	690,400
Class H, 1.525% 6/15/22 (b)(e)	3,456,000	1,036,800
Class J, 1.565% 6/15/22 (b)(e)	4,032,000	806,400
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.8613% 3/25/28 (e)	1,323,898	778,797
Series 2003-B Class A1, 0.8113% 4/25/28 (e)	1,417,028	827,349
Series 2003-D Class A, 0.7813% 8/25/28 (e)	1,197,032	763,844
Series 2003-E Class A2, 3.4325% 10/25/28 (e)	1,975,418	1,176,877
Series 2003-F Class A2, 3.805% 10/25/28 (e)	1,690,961	1,070,839
Series 2004-A Class A2, 3.715% 4/25/29 (e)	1,847,371	1,141,725
Series 2004-B Class A2, 3.0788% 6/25/29 (e)	1,448,567	858,781
Series 2004-C Class A2, 3.1088% 7/25/29 (e)	1,625,736	1,047,904
Series 2004-D Class A2, 3.4625% 9/25/29 (e)	1,394,811	873,739
Series 2004-E:
Class A2B, 3.825% 11/25/29 (e)	3,250,841	2,036,045
Class A2D, 4.015% 11/25/29 (e)	471,442	301,282
Series 2004-G Class A2, 3.48% 11/25/29 (e)	1,568,671	899,829
Series 2005-A Class A2, 3.3525% 2/25/30 (e)	1,520,985	957,539
Series 2005-B Class A2, 2.7988% 7/25/30 (e)	4,645,906	2,738,554
Series 2006-MLN1 Class M4, 0.8313% 7/25/37 (e)(g)	9,575,000	68,820
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8413% 12/25/34 (e)	1,717,809	1,125,209
Class A2, 0.9213% 12/25/34 (e)	2,323,712	1,614,452
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust floater: - continued
Series 2005-2 Class 1A1, 0.7313% 5/25/35 (e)	$ 1,944,882	$ 1,285,441
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7613% 7/25/35 (e)	19,518,291	9,763,190
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7713% 3/25/37 (e)(g)	14,360,000	659,555
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (e)	12,058,000	7,803,797
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.1525% 7/17/42 (e)	3,068,000	2,147,600
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 4.175% 7/10/35 (b)(e)	8,318,218	3,306,492
Series 2003-CB1 Class B3, 3.275% 6/10/35 (b)(e)	6,483,828	2,830,191
Series 2004-A:
Class B4, 3.025% 2/10/36 (b)(e)	4,726,585	1,514,398
Class B5, 3.525% 2/10/36 (b)(e)	3,150,749	944,910
Series 2004-B:
Class B4, 2.925% 2/10/36 (b)(e)	2,049,741	526,374
Class B5, 3.375% 2/10/36 (b)(e)	1,587,373	370,334
Class B6, 3.825% 2/10/36 (b)(e)	553,735	114,734
Series 2004-C:
Class B4, 2.775% 9/10/36 (b)(e)	2,634,854	694,548
Class B5, 3.175% 9/10/36 (b)(e)	2,954,513	674,515
Class B6, 3.575% 9/10/36 (b)(e)	654,274	128,303
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5713% 9/25/46 (e)	10,886,372	8,170,284
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,496,084	978,472
Series 2005-AR5 Class 1A1, 5.381% 9/19/35 (e)	1,503,928	1,232,268
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9213% 6/25/33 (b)(e)(g)	1,740,730	1,306,636
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5713% 2/25/36 (b)(e)(g)	615,747	592,321
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (e)	2,679,009	1,633,125
Series 2004-1 Class A, 3.3844% 2/20/34 (e)	949,969	606,183
Series 2004-10 Class A4, 4.5188% 11/20/34 (e)	1,372,480	823,630
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (e)	4,231,330	2,530,298
Series 2004-3 Class A, 3.635% 5/20/34 (e)	1,317,598	803,811
Series 2004-4 Class A, 4.4388% 5/20/34 (e)	5,112,180	3,194,869
Series 2004-5 Class A3, 2.1438% 6/20/34 (e)	1,941,287	1,279,752
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (e)	$ 1,506,929	$ 972,626
Class A3B, 3.6338% 7/20/34 (e)	287,887	176,995
Series 2004-7:
Class A3A, 3.4094% 8/20/34 (e)	1,502,090	914,740
Class A3B, 3.6344% 7/20/34 (e)	185,075	107,833
Series 2004-8 Class A2, 3.5063% 9/20/34 (e)	3,824,719	2,333,449
Series 2005-1 Class A2, 3.3344% 2/20/35 (e)	2,495,968	1,544,276
Series 2005-2 Class A2, 3.3863% 3/20/35 (e)	3,181,839	1,967,933
Series 2005-3 Class A1, 0.7075% 5/20/35 (e)	1,538,501	821,549
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2713% 9/25/36 (e)(g)	3,090,000	72,584
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.8713% 9/25/33 (b)(e)	574,439	465,926
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1.595% 9/25/36 (e)	19,234,000	10,001,813
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 0.5513% 9/25/46 (e)	1,205,869	1,146,861
Series 2006-AR7 Class C1B1, 0.5313% 7/25/46 (e)	549,860	524,055
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $653,605,109)		301,369,446
Commercial Mortgage Securities - 15.0%

Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 1.665% 3/15/22 (b)(e)	3,618,000	2,196,488
Class G, 1.725% 3/15/22 (b)(e)	2,345,000	1,382,847
Series 2006-BIX1:
Class F, 1.505% 10/15/19 (b)(e)	9,312,000	6,201,792
Class G, 1.525% 10/15/19 (b)(e)	6,343,000	4,116,607
Bayview Commercial Asset Trust floater:
Series 2003-2:
Class A, 1.0513% 12/25/33 (b)(e)	3,725,395	3,110,705
Class M1, 1.3213% 12/25/33 (b)(e)	642,464	488,273
Series 2004-1:
Class A, 0.8313% 4/25/34 (b)(e)	8,185,962	6,052,701
Class B, 2.3713% 4/25/34 (b)(e)	909,583	368,381
Class M1, 1.0313% 4/25/34 (b)(e)	737,220	466,292
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-1:
Class M2, 1.6713% 4/25/34 (b)(e)	$ 663,843	$ 363,454
Series 2004-2:
Class A, 0.9013% 8/25/34 (b)(e)	7,641,338	5,807,417
Class M1, 1.0513% 8/25/34 (b)(e)	1,402,263	925,493
Series 2004-3:
Class A1, 0.8413% 1/25/35 (b)(e)	12,372,541	9,262,085
Class A2, 0.8913% 1/25/35 (b)(e)	1,781,404	1,305,947
Class M1, 0.9713% 1/25/35 (b)(e)	2,140,707	1,396,811
Class M2, 1.4713% 1/25/35 (b)(e)	1,385,250	772,277
Series 2005-2A:
Class A1, 0.7813% 8/25/35 (b)(e)	9,121,958	7,023,908
Class M1, 0.9013% 8/25/35 (b)(e)	676,827	441,291
Class M2, 0.9513% 8/25/35 (b)(e)	1,116,310	780,301
Class M3, 0.9713% 8/25/35 (b)(e)	617,624	393,674
Class M4, 1.0813% 8/25/35 (b)(e)	566,956	353,440
Series 2005-3A:
Class A1, 0.7913% 11/25/35 (b)(e)	4,974,474	3,301,558
Class A2, 0.8713% 11/25/35 (b)(e)	3,224,986	2,217,178
Class M1, 0.9113% 11/25/35 (b)(e)	588,354	379,900
Class M2, 0.9613% 11/25/35 (b)(e)	746,979	477,319
Class M3, 0.9813% 11/25/35 (b)(e)	668,531	399,715
Class M4, 1.0713% 11/25/35 (b)(e)	832,924	499,088
Series 2005-4A:
Class A2, 0.8613% 1/25/36 (b)(e)	11,870,769	8,101,800
Class B1, 1.8713% 1/25/36 (b)(e)	1,025,837	361,608
Class M1, 0.9213% 1/25/36 (b)(e)	3,829,280	2,220,983
Class M2, 0.9413% 1/25/36 (b)(e)	1,148,784	623,215
Class M3, 0.9713% 1/25/36 (b)(e)	1,677,711	859,827
Class M4, 1.0813% 1/25/36 (b)(e)	927,864	443,055
Class M5, 1.1213% 1/25/36 (b)(e)	927,864	419,858
Class M6, 1.1713% 1/25/36 (b)(e)	985,495	406,517
Series 2006-1:
Class A2, 0.8313% 4/25/36 (b)(e)	1,830,775	1,204,650
Class M1, 0.8513% 4/25/36 (b)(e)	654,793	411,865
Class M2, 0.8713% 4/25/36 (b)(e)	691,832	435,162
Class M3, 0.8913% 4/25/36 (b)(e)	595,266	367,339
Class M4, 0.9913% 4/25/36 (b)(e)	337,318	183,029
Class M5, 1.0313% 4/25/36 (b)(e)	327,397	163,698
Class M6, 1.1113% 4/25/36 (b)(e)	652,809	338,155
Series 2006-2A:
Class A1, 0.7013% 7/25/36 (b)(e)	17,866,788	12,867,661
Class A2, 0.7513% 7/25/36 (b)(e)	1,613,022	1,161,698
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class B1, 1.3413% 7/25/36 (b)(e)	$ 603,934	$ 294,659
Class B3, 3.1713% 7/25/36 (b)(e)	912,458	427,943
Class M1, 0.7813% 7/25/36 (b)(e)	1,692,396	1,043,362
Class M2, 0.8013% 7/25/36 (b)(e)	1,194,064	712,976
Class M3, 0.8213% 7/25/36 (b)(e)	990,452	572,184
Class M4, 0.8913% 7/25/36 (b)(e)	668,814	379,953
Class M5, 0.9413% 7/25/36 (b)(e)	822,041	451,218
Class M6, 1.0113% 7/25/36 (b)(e)	1,226,504	638,273
Series 2006-3A:
Class B1, 1.2713% 10/25/36 (b)(e)	1,045,019	292,605
Class B2, 1.8213% 10/25/36 (b)(e)	753,733	195,971
Class B3, 3.0713% 10/25/36 (b)(e)	1,226,578	294,379
Class M4, 0.9013% 10/25/36 (b)(e)	1,154,939	473,525
Class M5, 0.9513% 10/25/36 (b)(e)	1,382,629	497,746
Class M6, 1.0313% 10/25/36 (b)(e)	2,706,373	866,039
Series 2006-4A:
Class A1, 0.7013% 12/25/36 (b)(e)	4,985,288	3,390,993
Class A2, 0.7413% 12/25/36 (b)(e)	22,468,136	15,588,393
Class B1, 1.1713% 12/25/36 (b)(e)	784,317	374,354
Class B2, 1.7213% 12/25/36 (b)(e)	811,631	373,837
Class B3, 2.9213% 12/25/36 (b)(e)	1,363,812	600,213
Class M1, 0.7613% 12/25/36 (b)(e)	1,623,262	1,042,134
Class M2, 0.7813% 12/25/36 (b)(e)	1,091,800	687,834
Class M3, 0.8113% 12/25/36 (b)(e)	1,105,847	642,166
Class M4, 0.8713% 12/25/36 (b)(e)	1,325,144	756,790
Class M5, 0.9113% 12/25/36 (b)(e)	1,215,106	659,438
Class M6, 0.9913% 12/25/36 (b)(e)	1,091,800	606,822
Series 2007-1:
Class A2, 0.7413% 3/25/37 (b)(e)	4,201,707	2,794,135
Class B1, 1.1413% 3/25/37 (b)(e)	1,372,085	456,081
Class B2, 1.6213% 3/25/37 (b)(e)	992,383	297,715
Class B3, 3.8213% 3/25/37 (b)(e)	2,675,646	775,937
Class M1, 0.7413% 3/25/37 (b)(e)	1,197,148	694,346
Class M2, 0.7613% 3/25/37 (b)(e)	898,062	493,934
Class M3, 0.7913% 3/27/37 (b)(e)	799,711	435,842
Class M4, 0.8413% 3/25/37 (b)(e)	665,082	309,263
Class M5, 0.8913% 3/25/37 (b)(e)	1,000,445	420,187
Class M6, 0.9713% 3/25/37 (b)(e)	1,397,882	518,894
Series 2007-2A:
Class A1, 0.7413% 7/25/37 (b)(e)	3,723,296	2,569,074
Class A2, 0.7913% 7/25/37 (b)(e)	3,487,237	2,266,704
Class B1, 2.0713% 7/25/37 (b)(e)	1,092,668	338,727
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class B2, 2.7213% 7/25/37 (b)(e)	$ 946,919	$ 217,791
Class B3, 3.8213% 7/25/37 (b)(e)	1,064,948	228,964
Class M1, 0.8413% 7/25/37 (b)(e)	1,242,887	621,443
Class M2, 0.8813% 7/25/37 (b)(e)	697,447	331,288
Class M3, 0.9613% 7/25/37 (b)(e)	706,389	310,811
Class M4, 1.1213% 7/25/37 (b)(e)	1,360,022	530,409
Class M5, 1.2213% 7/25/37 (b)(e)	1,202,650	444,980
Class M6, 1.4713% 7/25/37 (b)(e)	1,526,337	511,323
Series 2007-3:
Class A2, 0.7613% 7/25/37 (b)(e)	6,222,467	4,622,049
Class B1, 1.4213% 7/25/37 (b)(e)	1,006,553	479,220
Class B2, 2.0713% 7/25/37 (b)(e)	2,484,290	1,183,019
Class B3, 4.4713% 7/25/37 (b)(e)	1,349,227	619,025
Class M1, 0.7813% 7/25/37 (b)(e)	896,192	520,239
Class M2, 0.8113% 7/25/37 (b)(e)	956,460	536,765
Class M3, 0.8413% 7/25/37 (b)(e)	1,477,738	779,802
Class M4, 0.9713% 7/25/37 (b)(e)	2,323,837	1,216,064
Class M5, 1.0713% 7/25/37 (b)(e)	1,233,536	633,421
Class M6, 1.2713% 7/25/37 (b)(e)	939,240	476,758
Series 2007-4A:
Class B1, 3.0213% 9/25/37 (b)(e)	1,370,444	397,429
Class B2, 3.9213% 9/25/37 (b)(e)	4,870,135	1,363,638
Class M1, 1.4213% 9/25/37 (b)(e)	1,311,579	570,144
Class M2, 1.5213% 9/25/37 (b)(e)	1,311,579	518,074
Class M4, 2.0713% 9/25/37 (b)(e)	3,276,189	1,137,165
Class M5, 2.2213% 9/25/37 (b)(e)	3,276,189	1,031,344
Class M6, 2.4213% 9/25/37 (b)(e)	3,280,788	950,444
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class G, 1.635% 3/15/19 (b)(e)	4,732,000	3,740,068
Class H, 1.845% 3/15/19 (b)(e)	3,184,000	1,273,600
Class J, 2.045% 3/15/19 (b)(e)	2,392,000	956,800
Series 2007-BBA8:
Class D, 1.445% 3/15/22 (b)(e)	2,452,000	2,010,267
Class E, 1.495% 3/15/22 (b)(e)	12,733,000	9,912,881
Class F, 1.545% 5/15/22 (b)(e)	7,808,000	5,970,204
Class G, 1.595% 3/15/22 (b)(e)	2,006,750	1,507,094
Class H, 1.745% 3/15/22 (b)(e)	2,452,000	1,103,400
Class J, 1.895% 3/15/22 (b)(e)	2,452,000	980,800
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust floater: Series 2006-FL2:
Class G, 1.525% 11/15/36 (b)(e)	$ 2,610,000	$ 991,800
Class H, 1.565% 11/15/36 (b)(e)	2,089,000	752,040
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 1.505% 4/15/17 (b)(e)	5,582,000	3,053,354
Class E, 1.565% 4/15/17 (b)(e)	1,777,000	963,134
Class F, 1.605% 4/15/17 (b)(e)	1,008,000	511,056
Class G, 1.745% 4/15/17 (b)(e)	1,008,000	521,136
Class H, 1.815% 4/15/17 (b)(e)	1,008,000	515,914
Class J, 2.045% 4/15/17 (b)(e)	773,000	386,056
Series 2005-FL11:
Class F, 1.645% 11/15/17 (b)(e)	2,284,463	1,098,992
Class G, 1.695% 11/15/17 (b)(e)	1,583,477	738,574
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
1.365% 2/15/22 (b)(e)	10,956,000	3,286,800
1.465% 2/15/22 (b)(e)	3,913,000	978,250
Class F, 1.515% 2/15/22 (b)(e)	7,825,000	1,721,500
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 1.925% 4/15/21 (b)(e)	2,562,000	512,400
Class J, 1.995% 4/15/21 (b)(e)	1,709,000	290,530
Class K, 2.395% 4/15/21 (b)(e)	8,543,000	1,281,450
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 2.3163% 6/6/20 (b)(e)	4,906,000	2,796,420
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class D, 1.425% 11/15/18 (b)(e)	1,356,299	678,149
Class E, 1.475% 11/15/18 (b)(e)	1,921,968	922,545
Class F, 1.525% 11/15/18 (b)(e)	2,882,625	1,354,834
Class G, 1.555% 11/15/18 (b)(e)	2,505,294	1,127,383
Class H, 1.695% 11/15/18 (b)(e)	1,921,968	826,446
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 1.535% 9/15/21 (b)(e)	6,716,183	3,828,224
Class G, 1.555% 9/15/21 (b)(e)	13,267,984	7,430,071
Class H, 1.595% 9/15/21 (b)(e)	3,422,905	1,882,598
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 2.395% 7/15/19 (b)(e)	4,834,000	483,400
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XCLA Class A1, 1.395% 7/17/17 (b)(e)	$ 16,141,437	$ 6,456,575
Series 2007-XLCA Class B, 1.4613% 7/17/17 (b)(e)	9,165,450	916,545
Series 2007-XLFA:
Class D, 1.385% 10/15/20 (b)(e)	3,921,000	1,213,314
Class E, 1.445% 10/15/20 (b)(e)	4,904,000	1,283,083
Class F, 1.495% 10/15/20 (b)(e)	2,943,000	654,670
Class G, 1.535% 10/15/20 (b)(e)	3,638,000	670,593
Class H, 1.625% 10/15/20 (b)(e)	2,290,000	269,808
Class J, 1.775% 10/15/20 (b)(e)	2,614,000	1,299,655
Class MHRO, 1.885% 10/15/20 (b)(e)	1,062,540	127,505
Class MJPM, 2.195% 10/15/20 (b)(e)	359,523	35,952
Class MSTR, 1.895% 10/15/20 (b)(e)	655,000	104,800
Class NHRO, 2.085% 10/15/20 (b)(e)	1,551,819	155,182
Class NSTR, 2.045% 10/15/20 (b)(e)	610,000	73,200
Series 2007-XLC1:
Class C, 1.5613% 7/17/17 (b)(e)	12,509,973	1,125,898
Class D, 1.6613% 7/17/17 (b)(e)	5,886,362	470,909
Class E, 1.7613% 7/17/17 (b)(e)	4,783,396	334,838
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9413% 3/24/18 (b)(e)	1,228,587	1,007,441
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A Class K, 2.395% 1/15/18 (b)(e)	7,499,000	5,624,250
Series 2006-WL7A:
Class E, 1.475% 9/15/21 (b)(e)	8,188,000	4,257,760
Class F, 1.7625% 8/11/18 (b)(e)	11,034,000	4,965,300
Class G, 1.7825% 8/11/18 (b)(e)	10,453,000	4,181,200
Class J, 2.0225% 8/11/18 (b)(e)	2,324,000	813,400
Class X1A, 0.0239% 9/15/21 (b)(e)(f)	16,635,387	760
Series 2007-WHL8:
Class AP1, 1.895% 6/15/20 (b)(e)	548,815	285,384
Class AP2, 1.995% 6/15/20 (b)(e)	898,791	431,420
Class F, 1.675% 6/15/20 (b)(e)	17,453,000	7,679,320
Class LXR2, 1.995% 6/15/20 (b)(e)(h)(i)(j)(k)(l)	11,898,504	5,949,252
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $540,986,851)		272,297,501
Cash Equivalents - 16.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) #	974,003	$ 974,000
With:
Banc of America Securities LLC at 0.24%, dated 12/31/08 due 1/2/09 (Collateralized by Corporate Obligations valued at $93,451,246, 3.08%- 8.38%, 1/15/10 - 11/1/31)	89,001,187	89,000,000
Barclays Capital, Inc. at 0.19%, dated 12/31/08 due 1/2/09 (Collateralized by Corporate Obligations valued at $93,450,987, 4.88%- 8.5%, 3/23/10 - 12/26/50)	89,000,939	89,000,000
Credit Suisse Securities (USA) LLC at 0.29%, dated 12/31/08 due 1/2/09 (Collateralized by Equity Securities valued at $97,889,810)	89,001,434	89,000,000
RBC Capital Markets Co. at 0.29%, dated 12/31/08 due 1/2/09 (Collateralized by Equity Securities valued at $40,700,677)	37,000,596	37,000,000
TOTAL CASH EQUIVALENTS (Cost $304,974,000)		304,974,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $3,117,605,194)		1,814,394,524
NET OTHER ASSETS - (0.2)%		(4,419,968)
NET ASSETS - 100%		$ 1,809,974,556
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-B1) (d)(g)

	Dec. 2034	$ 1,192,129	$ (1,117,523)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2) (d)(g)	June 2035	3,000,000	(2,848,135)
		$ 4,192,129	$ (3,965,658)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $625,066,008 or 34.5% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,950,000.

(d) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $353,939,462 or 19.6% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$974,000 due 1/02/09 at 0.05%
Banc of America Securities LLC	$ 114,372
Bank of America, NA	209,605
Barclays Capital, Inc.	257,009
Goldman, Sachs & Co.	377,523
UBS Securities LLC	15,491
$ 974,000
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,814,394,524	$ -	$ 1,580,911,686	$ 233,482,838
Other Financial Instruments*	$ (3,965,658)	$ -	$ -	$ (3,965,658)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 151,246,046	$ (18,649,675)
Total Realized Gain (Loss)	(302,312)	-*
Total Unrealized Gain (Loss)	(84,814,474)	14,684,017
Cost of Purchases	17,465	-
Proceeds of Sales	(10,685,400)	-
Amortization/Accretion	(16,856,113)	-
Transfer in/out of Level 3	194,877,626	-
Ending Balance	$ 233,482,838	$ (3,965,658)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(15,327,279).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,117,515,764. Net unrealized depreciation aggregated $1,303,121,240, of which $571 related to appreciated investment securities and $1,303,121,811 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $4,192,129 representing 0.23% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversley affected by shifts in the market's perception of the issuers and changes in interest rates.

Subsequent Event

Effective after the close of business on January 23, 2009 ("liquidation date"), the Fund was liquidated pursuant to a Plan of Liquidation and Dissolution (the "Plan") approved by the Fund's Board of Trustees on January 15, 2009. Under the Plan, the Fund distributed in kind all of its net assets of $1,775,931,173 to its shareholders pro rata at the net asset value of $62.59 per share of the Fund determined as of the close of business on the liquidation date using the security valuation procedures discussed above. All of the Fund's shareholders were registered open-end management investment companies managed by Fidelity Management & Research Company or an affiliate.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 2, 2009